Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information

10.  Segment Information

Management defines operating segments as individual operations that the Chief Operating Decision Maker (“CODM”) (in the Company’s case, the Chief Executive Officer) reviews for the purpose of assessing performance and allocating resources. When evaluating operating segments, management considers whether:

•	The operating segment engages in business activities from which it may earn revenues and incur expenses;
•	The operating results of the operating segment are regularly reviewed by the enterprise’s CODM;
•	Discrete financial information is available about the operating segment; and
•	Other factors are present, such as management structure, presentation of information to the Board of Directors and the nature of the business activity of each operating segment.

Based on the factors referenced above, management has determined that the Company has four operating segments, Office and Facilities, Industrial, Automotive and CPO. Office and Facilities includes operations in the United States and included operations in Mexico conducted through a subsidiary that was sold in 2015. Industrial includes operations in the United States, Canada and Dubai, UAE. The Automotive operating segment includes operations in the United States and Canada, while CPO operates solely in the United States. For the years ended December 31, 2017, 2016 and 2015, the Company’s net sales from its foreign operations totaled $82.7 million, $69.4 million and $121.9 million, respectively. As of December 31, 2017 and 2016, long-lived assets of the Company’s foreign operations totaled $13.9 million and $30.9 million, respectively.

Management has also concluded that three of the Company’s operating segments (Office and Facilities, Industrial, and Automotive) meet all of the aggregation criteria required by the accounting guidance. Such determination is based on company-wide similarities in (1) the nature of products and/or services provided, (2) customers served, (3) production processes and/or distribution methods used, (4) economic characteristics including earnings before interest and taxes as a percentage of net sales, and (5) regulatory environment. CPO does not meet the materiality thresholds for reporting of individual segments and was combined with the other operating segments.

The Company’s product offerings may be divided into the following primary categories: (1) janitorial and sanitation supplies, breakroom items, foodservice consumables, safety and security items and paper and packaging supplies; (2) technology products such as computer accessories and computer hardware items such as printers and other peripherals, imaging supplies and data storage; (3) traditional office products, including writing instruments, business machines, filing and record storage products, presentation products, shipping and mailing supplies, calendars and general office accessories; (4) industrial supplies, including various MRO (maintenance, repair and operations) items, hand and power tools, safety and security supplies, janitorial equipment, oil field and welding supplies; (5) cut sheet paper products, including copy paper; (6) automotive products, such as aftermarket tools and equipment; and (7) office furniture, including desks, filing and storage solutions, seating and systems furniture and a variety of specialized products for niche markets.

The following table shows net sales by product category for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	Years Ended December 31
	2017	2016 (1)	2015 (1)
Janitorial, foodservice and breakroom supplies (JanSan)	$1,324,051	$1,453,425	$1,475,379
Technology products	1,216,103	1,348,404	1,356,342
Traditional office products	745,719	830,856	841,654
Industrial supplies	589,857	562,485	588,578
Cut sheet paper	414,989	403,090	346,969
Automotive	324,060	316,546	279,966
Office furniture	268,484	299,180	321,295
Freight and other	154,064	155,036	152,863

Total net sales	$5,037,327	$5,369,022	$5,363,046

(1)	Certain prior period amounts have been reclassified to conform to the current presentation. Such changes include reclassification of specific products to different product categories and did not impact the Consolidated Statements of Operations.

Supplier, Customer, and Product Concentration:

In 2017, the Company’s largest supplier was Hewlett-Packard Company which represented approximately 19% of its total purchases compared to 20% and 14% of total purchases in the prior years ended December 31, 2016 and 2015, respectively. No other supplier accounted for more than 10% of the Company’s total purchases in any of the years presented. As of and for the year ended December 31, 2017, the Company had purchases of $14.2 million and payables of $0.1 million to a buying group in which the Company participates through its equity ownership compared to purchases of $18.1 million and payables of $0.7 million as of and for the year ended December 31, 2016.

The Company had one customer, W.B. Mason Co., Inc., which constituted approximately 12%, 11% and 12% of 2017, 2016 and 2015 consolidated net sales, respectively. No other single customer accounted for more than 10% of the Company’s consolidated net sales in any of the years presented. Further, no single customer accounted for more than 10% of consolidated accounts receivable as of the years ended December 31, 2017 and 2016.

No individual product from any product grouping represented 10% or more of the Company’s net sales in the years ended December 31, 2017, 2016 or 2015.